SUPPLEMENT
                    DATED FEBRUARY 9, 2005 TO THE PROSPECTUS
                                DATED MAY 1, 2004

                            JNL VARIABLE FUND III LLC
                             JNL VARIABLE FUND V LLC

On February 9, 2005, Jackson National Asset Management, LLC(R) recommended and the Board of Managers approved the following FunD mergers:

--------------------------------------------------------- --------------------------------------------------------
                     Acquiring Fund                                           Acquired Funds
--------------------------------------------------------- --------------------------------------------------------
--------------------------------------------------------- --------------------------------------------------------
JNL VARIABLE FUND LLC                                     JNL VARIABLE FUND III LLC

JNL/Mellon Capital Management JNL 5 Fund                  JNL/Mellon Capital Management The DowSM 10 Fund

                                                          JNL VARIABLE FUND V LLC

                                                          JNL/Mellon Capital Management The DowSM 10 Fund
--------------------------------------------------------- --------------------------------------------------------


As a consequence of these transactions, shareholders of the Acquired Funds will become shareholders of the Acquiring Fund. The changes will be effective on May 2, 2005.

Please contact us at 1-800/766-4683 (Annuity Service Center), 1-800/599-5651 (NY Annuity Service Center) or 1-800/777-7779 (for contracts purchased through a bank or financial institution), if you have any questions.


This Supplement is dated February 9, 2005.

(To be used with VC3657 Rev. 05/04 and VC3723 Rev. 5/04.)

                                                               V5919 2/05